PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees' Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Wages and salaries	$ 7,048	$ 6,875	$ 6,868
Defined benefits cost (see note 8.2)	140	82	148
Other staff expenses	1,439	1,173	1,318
Total	$ 8,627	$ 8,130	$ 8,334